UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8076
THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                  Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments - January 31, 2005 (unaudited)

Description		No. of Shares/Units	Value

Equity or Equity-Linked Securities-96.33%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-95.18%

Argentina-0.78%

Telephone-Integrated-0.78%
Nortel Inversora S.A., PNB, ADR (Cost $669,514)	†	102,300	$746,790

Asia-2.20%

Technology-0.01%
Nirvana Capital Ltd.	† # *	42,000	8,812

Telecommunications-2.19%
TVG Asian Communications Fund II, L.P.	† ‡ #	3,187,104	2,090,319
Total Asia (Cost $2,857,925)			2,099,131

Brazil-10.53%

Cellular Telecommunications-0.76%
Telesp Celular Participações S.A., ADR	† ¥	117,507	728,543

Telephone-Integrated-9.77%
Brasil Telecom Participações S.A.		188,600,000	1,869,074
Tele Norte Leste Participações S.A.		136,900	2,368,367
Tele Norte Leste Participações S.A., ADR		¥112,600	1,622,566
Telecomunicações de São Paulo S.A., PN		102,900,000	1,954,255
Telemar Norte Leste S.A., PNA		67,200	1,519,282
			9,333,544
Total Brazil (Cost $7,707,526)			10,062,087

Chile-1.79%

Telephone-Integrated-1.79%
Compañía de Telecomunicaciones de Chile S.A., ADR (Cost $1,803,487)		¥150,000	1,710,000

China-14.72%

Cellular Telecommunications-5.48%
China Mobile (Hong Kong) Ltd.		276,000	867,334
China Mobile (Hong Kong) Ltd., ADR		277,700	4,370,998
			5,238,332

Telecommunications-4.85%
China Telecom Corp. Ltd.		9,541,000	3,562,631
China Telecom Corp. Ltd., ADR		¥28,800	1,075,104
			4,637,735

Telephone-Integrated-4.39%
China Netcom Group Corp., ADR		145,900	4,188,789
Total China (Cost $12,518,789)			14,064,856

Greece-0.92%

Cellular Telecommunications-0.92%
Cosmote Mobile Telecommunications S.A. (Cost $941,298)		47,000	882,243

Hong Kong-0.99%

Cellular Telecommunications-0.99%
Hutchison Telecommunications International Ltd. (Cost $949,486)		1,050,000	949,051

Hungary-1.74%

Telephone-Integrated-1.74%
Magyar Tavkozlesi Rt (Cost $1,411,612)		357,300	$1,667,344

India-1.03%

Cellular Telecommunications-1.03%
Bharti Tele-Ventures Ltd.	†	185,600	978,420

Internet Services-0.00%
The India Media, Internet and Communications Fund Ltd.	†*	37,694	2,639
Total India (Cost $375,779)			981,059

Indonesia-3.42%

Telecommunications-3.42%
PT Indosat Tbk	†	2,406,500	1,495,897
PT Telekomunikasi Indonesia		3,397,500	1,777,279
Total Indonesia (Cost $2,472,425)			3,273,176

Israel-7.83%

Technology-0.78%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	† ‡ #	1,250,000	746,950

Telecommunications-1.84%
Bezeq Israeli Telecommunication Corp., Ltd.		373,900	476,130
Lynx Photonic Networks	† *	375,394	781,378
Lynx Series E	† *	493,000	498,487
			1,755,995

Venture Capital-5.21%
BPW Israel Ventures LLC	† ‡ #	1,500,098	893,674
Concord Ventures II Fund L.P.	† ‡ #	3,520,000	1,254,289
Formula Ventures L.P.	† ‡	1,499,989	222,148
Giza GE Venture Fund III, L.P.	† ‡ #	2,117,500	1,154,355
K.T. Concord Venture Fund L.P.	† ‡	2,000,000	892,166
Neurone Ventures II, L.P.	† ‡ #	438,684	179,219
Walden-Israel Ventures III, L.P.	† ‡ #	568,563	389,039
			4,984,890
Total Israel (Cost $10,912,097)			7,487,835

Latin America-2.33%

Cellular Telecommunications-1.12%
NII Holdings Inc., Class B, ADR		¥19,800	1,065,240

Venture Capital-1.21%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.	† ‡	803,879	670,829
J.P. Morgan Latin America Capital Partners (Delaware), L.P.	† ‡ #	1,277,217	487,182
			1,158,011
Total Latin America (Cost $2,328,517)			2,223,251

Malaysia-3.69%

Cellular Telecommunications-1.20%
Maxis Communications Berhad		460,000	1,149,746

Telecommunications-2.49%
Telekom Malaysia Berhad		821,000	2,376,968
Total Malaysia (Cost $3,333,669)			3,526,714

Mexico-14.92%

Cellular Telecommunications-14.92%
América Móvil S.A. de C.V., Series L, ADR (Cost $5,202,278)		268,700	14,257,222

Poland-2.60%

Telecommunications-2.60%
Telekomunikacja Polska S.A. (Cost $2,408,628)		396,000	2,480,748

Russia-2.90%

Cellular Telecommunications-1.85%
Mobile Telesystems, ADR		¥49,200	$1,770,216

Television-1.05%
Independent Network Television Holding Ltd., Series II	† ‡	1,000,000	1,000,000
Total Russia (Cost $2,129,759)			2,770,216

South Africa-6.95%

Cellular Telecommunications-3.38%
MTN Group Ltd.	†	427,600	3,228,890

Telephone-Integrated-3.57%
Telkom South Africa Ltd.		187,160	3,409,906
Total South Africa (Cost $3,670,530)			6,638,796

South Korea-6.60%

Cellular Telecommunications-6.60%
KT Freetel Co., Ltd.		71,400	1,567,713
SK Telecom Co., Ltd. ADR		¥237,300	4,736,508
Total South Korea (Cost $5,837,066)			6,304,221

Taiwan-1.02%

Telecommunications-1.02%
Chunghwa Telecom Co., Ltd., ADR (Cost $880,450)		45,000	974,250

Thailand-1.33%

Telephone-Integrated-1.33%
True Corporation Public Co. Ltd.		4,769,000	1,273,877
True Corporation Public Co. Ltd., Foreign Registered, Warrants (expiring 04/03/08)		1,717,483	0
Total Thailand (Cost $998,163)			1,273,877

Global-6.89%

Telecommunications-1.57%
International Wireless Communications Holdings Corp.	† ‡	15,092	0
TeleSoft Partners L.P.	† ‡	1,250,000	129,987
TeleSoft Partners II QP, L.P.	† ‡ #	1,740,000	1,364,630
			1,494,617

Venture Capital-5.32%
Emerging Markets Ventures I, L.P.	† ‡ #	7,181,061	5,087,566
Total Global (Cost $7,424,946)			6,582,183

Total Emerging Countries (Cost $76,833,944)			90,955,050

Equity Securities of Telecommunication Companies in Developed Countries-1.05%

United States-1.05%

Internet-Services-1.05%
Technology Crossover Ventures IV, L.P. (Cost $883,082)	† ‡ #	1,643,600	1,006,864

Equity Securities of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.10%

Argentina-0.00%

Investment & Holding Company-0.00%
Exxel Capital Partners V, L.P. (Cost $449,172)	† ‡	1,897,761	0

Israel-0.10%

Investment & Holding Company-0.10%
The Renaissance Fund LDC (Cost $484,061)	† ‡	160	93,206

Total Other Essential Services (Cost $933,233)			93,206

Total Equity or Equity-Linked Securities (Cost $78,650,259)			92,055,120

Short-Term Investments-7.11%

United States-7.11%
	Principal Amount (000’s)
HSBC Bank, overnight deposit, 1.69%, 02/01/05** (Cost $2,560,000)	$2,560	$2,560,000

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 01/31/05 to be repurchased at $3,220,084), 1.25%, 02/01/05, collateralized by U.S. Government Treasury STRIPS***	3,220	3,219,972

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 01/31/05 to be repurchased at $1,013,570), 2.50%, 02/01/05, collateralized by U.S. Government Treasury STRIPS ***	1,014	1,013,500

Total United States (Cost $6,793,472)		6,793,472

Total Short-Term Investments (Cost $6,793,472)		6,793,472

Total Investments-103.44% (Cost $85,443,731)		98,848,592

Liabilities in Excess of Cash and Other Assets-(3.44)%		(3,282,636)

Net Assets-100.00%		$95,565,956

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

¥	Security or a portion thereof is out on loan.
#	As of January 31, 2005, the Fund has committed to investing additional capital of $90,000 in Nirvana Capital Ltd.
The aggregate amount of open commitments for the Fund is $8,112,261.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
***	Represents security purchased with cash collateral received for securities on loan.
ADR	American Depository Receipts.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At January 31, 2005, the Fund held 19.83% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $24,969,323 and fair value of $18,953,739. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 01/31/05	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

BPW Israel Ventures LLC	1,482,848	10/05/00-07/01/04	$1,179,179	$883,397	$0.60	0.92
	17,250	01/03/05	17,250	10,277	0.60	0.01
	1,500,098		1,196,429	893,674		0.93	—	$799,902

Concord Ventures II Fund, L.P.	3,520,000	03/29/00-08/19/04	2,756,161	1,254,289	0.36	1.31	—	480,000

Emerging Markets Ventures I, L.P.	7,145,806	01/22/98-07/06/04	5,003,631	5,062,589	0.71	5.30
	35,255	01/10/05	35,255	24,977	0.71	0.02
	7,181,061		5,038,886	5,087,566		5.32	$1,169,680	918,940

Exxel Capital Partners V, L.P.	1,897,761	05/11/98-12/03/98	449,172	0	0.00	0.00	205,185	—

Formula Ventures L.P.	1,499,989	08/06/99-06/14/04	624,402	222,148	0.15	0.23	318,280	—

Giza GE Venture Fund III, L.P.	2,117,500	01/31/00-10/11/04	1,583,935	1,154,355	0.55	1.21	64,135	632,500

Independent Network Television Holding Ltd, Series II	1,000,000	07/06/98	1,000,000	1,000,000	1.00	1.05	—	—

International Wireless Communications Holdings Corp.	15,092	12/08/97	414,568	0	0.00	0.00	10,564	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	803,879	04/10/00-05/28/03	780,246	670,829	0.83	0.70	28	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,277,217	04/10/00-03/26/04	596,525	487,182	0.38	0.51	594,742	1,482,685

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97-09/29/00	1,692,236	892,166	0.45	0.93	659,477	—

Neurone Ventures II, L.P.	438,684	11/24/00-09/24/04	272,580	179,219	0.41	0.19	29,075	322,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,250,000	12/21/00-08/09/04	1,005,006	746,950	0.60	0.78	—	750,000

Technology Crossover Ventures IV, L.P.	1,563,800	03/08/00-06/30/04	803,282	957,979	0.61	1.00
	79,800	01/13/05	79,800	48,885	0.61	0.05
	1,643,600		883,082	1,006,864		1.05	718,360	356,400

TeleSoft Partners L.P.	1,250,000	07/22/97-06/07/01	713,241	129,987	0.10	0.14	7,180,939	—

TeleSoft Partners II QP, L.P.	1,500,000	07/14/00-06/03/04	1,018,250	1,176,405	0.78	1.23
	240,000	12/09/04	240,000	188,225	0.78	0.20
	1,740,000		1,258,250	1,364,630		1.43	113,986	660,000

The Renaissance Fund LDC	160	03/30/94-03/21/97	484,061	93,206	582.54	0.10	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,008,374	06/07/00-12/31/03	2,275,911	1,973,096	0.66	2.07
	178,730	12/23/04	162,014	117,223	0.66	0.12
	3,187,104		2,437,925	2,090,319		2.19	401,677	812,896

Walden-Israel Ventures III, L.P.	492,938	02/23/01-05/27/04	377,372	337,293	0.68	0.35
	75,625	11/10/04	75,625	51,746	0.68	0.06
	568,563		452,997	389,039		0.41	—	806,438

Total			$23,639,702	$17,662,423		18.48	$12,963,740	$8,022,261

Federal Income Tax Cost - At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,753,802 $20,335,403, $(7,240,613) and $13,094,790, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005